   As filed with the Securities and Exchange Commission on March 22, 1999
                                                Securities Act File No. 33-72834
                                        Investment Company Act File No. 811-8212
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                REGISTRATION UNDER THE SECURITIES ACT OF 1933                [X]

                  Pre-Effective Amendment No. __                             [ ]


                  Post-Effective Amendment No. 9                             [X]


                                       and

           REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


                              AMENDMENT NO. 11                               [X]


                        (Check appropriate box or boxes)

                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 221-7930

               Christopher J. Kelley, c/o Funds Distributor, Inc.,
             60 State Street, Suite 1300, Boston Massachusetts 02109
                     (Name and Address of Agent for Service)

                          Copy to: Steven K. West, Esq.
                                   Sullivan & Cromwell
                                   125 Broad Street
                                   New York, NY 10004

It is proposed that this filing will become effective (check appropriate box)

   [ ]     immediately upon filing pursuant to paragraph (b)

   [ ]     on (date) pursuant to paragraph (b)


   [X]     60 days after filing pursuant to paragraph (a)(1)

   [ ]     on (date) pursuant to paragraph (a)(1)


   [ ]     75 days after filing pursuant to paragraph (a)(2)

   [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

                     If appropriate, check the following box:


   [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

Treasury Money Market Portfolio

Bond Portfolio

Equity Portfolio

Small Company Portfolio

International Opportunities Portfolio

This prospectus contains essential information for anyone investing in these portfolios. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

JPMorgan

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

Contents
--------------------------------------------------------------------------------
2
Each portfolio's goal, investment approach, risks, expenses and performance

J.P. MORGAN SERIES TRUST II
J.P. Morgan Treasury Money Market Portfolio ...............................    2
J.P. Morgan Bond Portfolio ................................................    4
J.P. Morgan Equity Portfolio ..............................................    6
J.P. Morgan Small Company Portfolio .......................................    8
J.P. Morgan International Opportunities Portfolio .........................   10

12
J.P. MORGAN MANAGEMENT APPROACH
J.P. Morgan ...............................................................   12
Money market investment process ...........................................   12
Fixed income investment process ...........................................   13
U.S. equity investment process ............................................   14
International equity investment process ...................................   15

16
Investing in the J.P. Morgan
Series Trust II

BUY/SELL SHARES
Buying shares .............................................................   16
Selling shares ............................................................   16
Dividends, distributions and taxes ........................................   16

17
More about the portfolios'
business operations

FUND DETAILS
Business structure ........................................................   17
Management and administration .............................................   17
Financial Highlights ......................................................   18

FOR MORE INFORMATION................................................  back cover

Each portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolios. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolios assume no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the portfolios may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolios may be higher or lower than, and there is no guarantee that the investment results of the portfolios will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN TREASURY
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                   REGISTRANT: J.P. MORGAN SERIES TRUST II
                                   (J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO)
[GRAPHIC OMITTED]
GOAL

The portfolio's goal is to provide current income, maintain a high level of liquidity and preserve capital. This goal can be changed only with shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
The portfolio purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

The portfolio's yield will vary in response to changes in interest rates. How well the portfolio's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 12.

While the portfolio's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the portfolio may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case, government guarantees do not extend to shares of the portfolio itself.

The portion of the portfolio's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages approximately $316 billion, including more than $12.6 billion using similar strategies as the portfolio.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------
Before you invest

Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal

o The portfolio does not represent a complete investment program

2 | J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Treasury Money Market Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the IBC's U.S. Treasury and Repo Money Fund Average. This is an average of all major U.S. treasury and repo money market fund returns.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

Total returns (%)(%)            Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                          1995        1996        1997         1998

10%
5%                       5.09         4.69        4.69         4.28
0%
--------------------------------------------------------------------------------
o J.P. Morgan Treasury Money Market Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 1.28% (for the quarter ended 6/30/95); and the lowest quarterly return was 0.92% (for the quarter ended 12/31/98).

PERFORMANCE (unaudited)

Average annual total return (%)   Shows performance over time, for periods ended
                                  December 31, 1998
--------------------------------------------------------------------------------
                                          Past 1 yr.     Life of portfolio(1)
J.P. Morgan Treasury Money Market
 Portfolio (after expenses)                 4.28                4.68
--------------------------------------------------------------------------------
IBC's U.S. Treasury & Repo Money
 Fund Average                               4.71                4.82
--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)

Management fees                              0.20
Marketing (12b-1) fees                       None
Other expenses                               3.93
Total operating expenses                     4.13
Fee waiver and expense
reimbursement                                3.53
-------------------------------------------------
Net expenses                                 0.60
-------------------------------------------------


Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


-----------------------------------------------------------
                   1 yr.    3 yrs.      5 yrs.      10 yrs.
Your cost($)        61       192         335          750
-----------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 0.60% of the portfolio's average daily net assets during fiscal year 1999.

                                 J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO | 3

J.P. MORGAN BOND PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN BOND PORTFOLIO)
[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

The portfolio invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the portfolio's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 13.

The portfolio may invest up to 20% of its assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The portfolio typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) by a nationally recognized statistical rating organization or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.


The portfolio's share price and total return will vary in response to changes in interest rates. How well the portfolio's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 13.


The portfolio is subject to credit risk, or the risk that an issuer of bonds held by the portfolio fails to make timely interest or principal payments, potentially reducing the portfolio's income or share price. To the extent that the portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The portfolio may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

The portfolio may make money market investments pending other investments to settlement for liquidity purpose. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $32.9 billion using similar strategies as the portfolio.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

4 | J.P. MORGAN BOND PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Bond Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the Salomon Brothers Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

Total returns (%)                Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                 1995       1996        1997         1998

15%             16.85
10%                                     9.38         8.01
5%
0%                          2.09
--------------------------------------------------------------------------------
o J.P. Morgan Bond Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 6.18% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.62% (for the quarter ended 3/31/96).

Average annual total return (%)  Shows performance over time, for periods ended
                                 December 31, 1998
--------------------------------------------------------------------------------
                                               Past 1 yr.   Life of portfolio(1)
J.P. Morgan Bond Portfolio (after expenses)       8.01            8.96
--------------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade
 Bond Index (no expenses)                         8.72           10.00
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)

Management fees                             0.30
Marketing (12b-1) fees                      None
Other expenses                              0.72
Total operating expenses                    1.02
Fee waiver and expense
reimbursement                               0.27
------------------------------------------------
Net expenses                                0.75
------------------------------------------------

Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.

------------------------------------------------------------------
                       1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)            77          240         417          930
------------------------------------------------------------------
(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 0.75% of the portfolio's average daily net assets during fiscal year 1999.


                                                  J.P. MORGAN BOND PORTFOLIO | 5

J.P. MORGAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN EQUITY PORTFOLIO)
[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

The portfolio invests primarily in large- and medium-capitalization U.S. companies, typically represented by the Standard & Poor's 500 Stock Index (S&P
500). The portfolio can moderately underweight or overweight industries when it believes it will benefit performance.


Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the investment process described on page 14. The portfolio generally considers selling stocks that appear overvalued.

The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the portfolio seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the portfolio so they can differ only moderately from the industry weightings of the S&P 500, the portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing smaller companies).

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidity purpose. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $13.3 billion using similar strategies as the portfolio.

The portfolio management team is led by William M. Riegel, Jr., managing director, who has been on the team since 1993 and has been at J.P. Morgan since 1979, and Henry D. Cavanna, managing director, who joined the team in February 1998, and has been at J.P. Morgan since 1971. Both served as managers of U.S. equity portfolios prior to managing the portfolio.

--------------------------------------------------------------------------------
Before you invest
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

6 | J.P. MORGAN EQUITY FUND

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Equity Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The portfolio's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                          1995       1996        1997         1998

40%
30%                       33.91                 27.50
20%                                 21.14                    23.28
10%
0%
--------------------------------------------------------------------------------
o J.P. Morgan Equity Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.00% (for the quarter ended 9/30/98).

Average annual total return (%)   Shows performance over time, for periods ended
                                  December 31, 1998
--------------------------------------------------------------------------------
                                              Past 1 yr.    Life of portfolio(1)

J.P. Morgan Equity Portfolio (after expenses)    23.28             26.37
--------------------------------------------------------------------------------
S&P 500 Index (no expenses)                      28.58             30.51
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)


Management fees                              0.40
Marketing (12b-1) fees                       none
Other expenses                               1.08
Total operating expenses                     1.48
Fee waiver and expense
reimbursement                                0.58
-------------------------------------------------
Net expenses                                 0.90
-------------------------------------------------


Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------
                          1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)               92         287         498         1108
--------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 0.90% of the portfolio's average daily net assets during fiscal year 1999.


                                                     J.P. MORGAN EQUITY FUND | 7

J.P. MORGAN SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN SMALL COMPANY PORTFOLIO)
[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]


INVESTMENT APPROACH
The portfolio invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $110 million and less than $1.5 billion, typically represented by the Russell 2000 Index. The portfolio can moderately underweight or overweight industries against the Russell 2000 Index's industry weightings when it believes it will benefit performance.


Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the process described on page 14. The portfolio generally considers selling stocks that appear overvalued or have grown out of the market cap range of the small company universe.

The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The portfolio's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidity purpose. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $2.7 billion using similar strategies as the portfolio.

The portfolio management team is led by Denise Higgins, vice president, Marian Pardo, managing director, and Stephen J. Rich, vice president. Ms. Higgins joined the team in January 1998 and has been with J.P. Morgan since 1994. Prior to managing the portfolio, Ms. Higgins served as a balanced and equity portfolio manager and member of the U.S. asset allocation committee, and prior to 1994, was a mid-to-small cap portfolio manager at Lord Abbett & Company. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the portfolio, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Mr. Rich joined the team in January 1997 and has been at J.P. Morgan since 1991, and prior to managing the portfolio held positions in J.P. Morgan's structured equity and balanced/equity groups.

--------------------------------------------------------------------------------
Before you invest
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

8 | J.P. MORGAN SMALL COMPANY PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Small Company Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.


Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                      1995            1996            1997             1998

40%
30%                  32.91
20%                                   21.74           22.50
10%)
0%                                                                    (5.51)
(10%)
--------------------------------------------------------------------------------
o J.P. Morgan Small Company Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 15.84% (for the quarter ended 9/30/97); and the lowest quarterly return was -21.67% (for the quarter ended 9/30/98).

Average annual total return (%)  Shows performance over time, for periods ended
                                 December 31, 1998
--------------------------------------------------------------------------------
                                         Past 1 yr.     Life of portfolio(1)
J.P. Morgan Small Company Portfolio
 (after expenses)                         (5.51)               16.99
--------------------------------------------------------------------------------
Russell 2000 Index (no expenses)          (2.55)               15.57
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3)(%)
(expenses that are deducted from portfolio assets)


Management fees                            0.60
Marketing (12b-1) fees                     none
Other expenses                             2.83
Total operating expenses                   3.43
Fee waiver and expense
reimbursement                              2.28
--------------------------------------------------------------------------------
Net expenses                               1.15
--------------------------------------------------------------------------------

Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


-------------------------------------------------------------------
                      1 yr.         3 yrs.      5 yrs.      10 yrs.
Your cost($)           117           365         633         1398
-------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 1.15% of the portfolio's average daily net assets during fiscal year 1999.


                                         J.P. MORGAN SMALL COMPANY PORTFOLIO | 9

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------
                             REGISTRANT: J.P. MORGAN SERIES TRUST II
                             (J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO)
[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

The portfolio's assets are invested primarily in companies from developed markets other than the U.S. The portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of Western Europe; emerging markets include most other countries in the world.


The portfolio focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. While the portfolio generally follows the process described on page 15, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the portfolio's benchmark. The portfolio makes its currency management decisions as described on page 15.

The value of your investment in the portfolio will fluctuate in response to movements in international stock markets and currency exchange rates. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. The portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. To the extent that the portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The portfolio may also hedge from one foreign currency to another. However, the portfolio does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidity purpose. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including approximately $2.4 billion using similar strategies as the portfolio.

The portfolio management team is led by Paul A. Quinsee, managing director, who has been on the team since the portfolio's inception and at J.P. Morgan since 1992, Andrew C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before you invest
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goals.

o The portfolio does not represent a complete investment program.

10 | J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan International Opportunities Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual return for the past one year and life of the portfolio compare to those of the MSCI All Country World Index Free (ex.-U.S.). This is an unmanaged index that measures developed and emerging foreign stock market performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.


Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                     1995          1996        1997         1998

15%                                13.12
10%                 12.38
5%                                             5.43         4.73
0%
--------------------------------------------------------------------------------
o J.P. Morgan International Opportunities Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 21.06% (for the quarter ended 12/31/98); and the lowest quarterly return was -20.24% (for the quarter ended 9/30/98).

Average annual total return (%)   Shows performance over time, for periods ended
                                  December 31, 1998
--------------------------------------------------------------------------------
                                            Past 1 year     Life of portfolio(1)

J.P. Morgan International
 Opportunities Portfolio (after expenses)      4.73                 8.85
--------------------------------------------------------------------------------
MSCI All Country World Index Free (ex-U.S.)   14.11                 8.12
--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3)(%)
(expenses that are deducted from portfolio assets)


Management fees                             0.60
Marketing (12b-1) fees                      None
Other expenses                              2.66
Total operating expenses                    3.26
Fee waiver and expense
reimbursement                               2.06
------------------------------------------------
Net expenses                                1.20
------------------------------------------------

Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


----------------------------------------------------------------------
                          1 yr.        3 yrs.      5 yrs.      10 yrs.
Your cost($)               122          381         660         1455
----------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 1.20% of the portfolio's average daily net assets during fiscal year 1999.


                               J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND | 11

J.P. MORGAN MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by each portfolio's advisor, J.P. Morgan Investment Management Inc.

MONEY MARKET INVESTMENT PROCESS
The Treasury Money Market Portfolio's philosophy, developed by its advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows the portfolio to focus on providing current income without compromising share price stability.

In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the Treasury Money Market Portfolio, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control the Treasury Money Market
Portfolio's sensitivity to interest rates


Maturity determination Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired dollar weighted average maturity for the portfolio within the permissible 90-day range. Controlling weighted average maturity allows the portfolio to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.


[GRAPHIC OMITTED]
The Treasury Money Market Portfolio
invests across different sectors
for diversification and to
take advantage of yield spreads

Sector allocation Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust the portfolio's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

[GRAPHIC OMITTED]
The Treasury Money Market Portfolio
selects its securities according to
its goal and strategy

Security selection Based on the results of the firm's credit research and the portfolio's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to the portfolio's goal and strategy.

12 | MONEY MARKET MANAGEMENT APPROACH

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the Bond Portfolio to limit exposure to concentrated sources of risk.

In managing the Bond Portfolio, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
The Bond Portfolio invests across a
range of different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
The Bond Portfolio selects its securities according to its goal and strategy

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the portfolio's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process to control the Bond Portfolio's sensitivity to interest rates


Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by anzlyzing cash flows and interest rate movements. The portfolio's duration is generally shorter than the portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the portfolio's benchmark. The strategists closely monitor the portfolio and make tactical adjustments as necessary.



                                           FIXED INCOME MANAGEMENT APPROACH | 13

--------------------------------------------------------------------------------
U.S. EQUITY INVESTMENT PROCESS
The philosophy of each of the Equity Portfolio and Small Company Portfolio, developed by the advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each portfolio will remain fully invested.

In managing the Equity Portfolio and the Small Company Portfolio, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations,
each portfolio's management team
chooses stocks for the portfolio

Stock selection Each portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, each portfolio's managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions



14 | U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENT PROCESS
The International Opportunities Portfolio's philosophy, developed by its advisor, focuses on allocating assets by country (where relevant), selecting stocks and managing currency exposure. The portfolio largely avoids using sector or market-timing strategies. Under normal market conditions, the portfolio will remain fully invested.

Through its extensive global equity research and analytical systems, J.P. Morgan seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, J.P. Morgan develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than 90 members around the world, with an average of nearly ten years of experience.

In managing the International Opportunities Portfolio, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

[GRAPHIC OMITTED]
J.P. Morgan uses top-down analysis
(where relevant) in determining
which countries to emphasize

Country allocation J.P. Morgan takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the portfolio. Country allocation may vary either significantly or moderately from the portfolio's benchmark.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models, then
selected for investment

Stock selection Various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The portfolio's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

o catalysts that could trigger a change in a stock's price

o potential reward compared to potential risk

o temporary mispricings caused by market overreactions

[GRAPHIC OMITTED]
J.P. Morgan may adjust currency
exposure to seek to manage
risks and enhance returns

Currency management The portfolio has access to J.P. Morgan's currency specialists in determining the extent and nature of its exposure to various foreign currencies.


                                   INTERNATIONAL EQUITY MANAGEMENT APPROACH | 15

BUY/SELL SHARES
--------------------------------------------------------------------------------
BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolios. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


Each portfolio's equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolios. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Each portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since each portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.


16 | BUY/SELL SHARES

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
Each portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor, Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides certain financial and administrative services and oversees the portfolios' other service providers.

J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:

--------------------------------------------------------------------------------
Advisory services                              Percentage of the portfolio's
                                               average daily net assets
--------------------------------------------------------------------------------
Treasury Money Market                          0.20%
Bond                                           0.30%
Equity                                         0.40%
Small Company                                  0.60%
International Opportunities                    0.60%
--------------------------------------------------------------------------------
Administrative services*
--------------------------------------------------------------------------------
Treasury Money Market                          0.40%
Bond                                           0.45%
Equity                                         0.50%
Small Company                                  0.55%
International Opportunities                    0.60%
--------------------------------------------------------------------------------

*Morgan Guaranty is responsible for reimbursing each portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. Each portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the portfolios' other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by a portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.

                                                               FUND DETAILS | 17

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial tables are intended to help you understand each portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends are distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolios' financial statements are included in the portfolios' annual report which is available upon request.

-------------------------------------------------------------------------------------------------------------
J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO

Per-share data               For fiscal periods ended December 31
-------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       10.06         10.09       10.56
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.45        0.44         0.51 (5)     0.41(5)
 Net realized and unrealized gain (loss)
 on investments ($)                                             0.06        0.03        (0.04)(5)     0.00(2)(5)
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            0.51        0.47         0.47         0.41
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.45)      (0.44)       (0.00)(2)    (1.77)
 Net realized gain ($)                                            --          --        (0.00)(2)       --
-------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.45)      (0.44)       (0.00)(2)    (1.77)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             10.06       10.09        10.56         9.20
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                                5.09(3)     4.69         4.69         4.28
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        1,273       1,387        1,617        2,092
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                0.60(4)     0.60         0.60         0.60
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       4.95(4)     4.56         7.23         4.20
-------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              2.77(4)     2.02         1.35         4.13
-------------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5)  Based on average daily shares outstanding.

18 | FUND DETAILS

-------------------------------------------------------------------------------------------------------------

J.P. MORGAN BOND PORTFOLIO

Per-share data               For fiscal periods ended December 31
-------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       10.91        10.65       11.29
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.58        0.47         0.68(4)     0.45
 Net realized and unrealized gain (loss)
 on investments, futures and foreign
 currency transactions ($)                                      1.11       (0.25)        0.31(4)     0.45
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            1.69        0.22         0.99        0.90
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.58)      (0.47)       (0.27)      (0.39)
 Net realized gain ($)                                         (0.20)      (0.01)       (0.08)      (0.13)
-------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.78)      (0.48)       (0.35)      (0.52)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             10.91       10.65        11.29       11.67
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                               16.85(2)     2.09         9.38        8.01
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        1,417       2,782       15,899      32,541
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                0.75(3)     0.75         0.75        0.75
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       6.00(3)     5.91         6.20        5.39
-------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              2.90(3)     2.18         1.91        1.02
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           239         198          184         179
-------------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Not annualized.
(3)  Annualized.
(4)  Based on average daily shares outstanding.


-------------------------------------------------------------------------------------------------------------
J.P. MORGAN EQUITY PORTFOLIO

Per-share data               For fiscal periods ended December 31
-------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       12.63        13.68       14.33
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.12        0.20         0.11        0.10
 Net realized and unrealized gain (loss)
 on investments and futures ($)                                 3.26        2.44         3.51        3.15
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            3.38        2.64         3.62        3.25
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.12)      (0.20)       (0.11)      (0.09)
 Net realized gain ($)                                         (0.63)      (1.39)       (2.86)      (1.65)
-------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.75)      (1.59)       (2.97)      (1.74)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             12.63       13.68        14.33       15.84
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                               33.91(2)    21.14        27.50       23.28
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        4,144       5,339        8,892      18,511
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                0.90(3)     0.90         0.90        0.90
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       1.48(3)     1.49         0.75        0.81
-------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              2.70(3)     2.13         2.31        1.48
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            66          90          119          82
-------------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Not annualized.
(3)  Annualized.


                                                               FUND DETAILS | 19

-------------------------------------------------------------------------------------------------------------
J.P. MORGAN SMALL COMPANY PORTFOLIO

Per-share data               For fiscal periods ended December 31
-------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       11.83        12.53       13.09
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.11        0.06         0.04        0.03
 Net realized and unrealized gain (loss)
 on investments ($)                                             3.18        2.43         2.53       (0.74)
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            3.29        2.49         2.57       (0.71)
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.11)      (0.06)       (0.04)      (0.02)
 Net realized gain ($)                                         (1.35)      (1.73)       (1.97)      (0.15)
 In excess of net realized gain ($)                               --          --           --       (0.35)
-------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (1.46)      (1.79)       (2.01)      (0.52)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             11.83       12.53        13.09       11.86
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                               32.91(2)    21.74        22.50       (5.51)
Net assets, end of period ($ thousands)                        2,536       3,867        5,196       6,831
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                1.15(3)     1.15         1.15        1.15
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       0.99(3)     0.54         0.28        0.28
-------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              3.22(3)     2.69         3.81        3.43
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           100         144           85          67
-------------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Not annualized.
(3)  Annualized.


-------------------------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

Per-share data               For fiscal periods ended December 31
-------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       10.86        11.73       10.60
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.15        0.20         0.15        0.14
 Net realized and unrealized gain
 on investments and foreign currency transactions($)            1.08        1.23         0.44        0.40
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            1.23        1.43         0.59        0.54
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.09)      (0.09)       (0.41)      (0.16)
 Net realized gain ($)                                         (0.18)      (0.47)       (1.31)         --
 In excess of net realized gain ($)                               --          --           --       (0.46)
 Return of capital ($)                                         (0.10)         --           --          --
-------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.37)      (0.56)       (1.72)      (0.62)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             10.86       11.73        10.60       10.52
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                               12.38(2)    13.12         5.43        4.73
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        3,992       6,250        6,780       9,788
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                1.20(3)     1.20         1.20        1.20
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       1.06(3)     1.25         0.88        0.44
-------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              3.16(3)     3.18         4.25        3.26
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            68          71          149         127
-------------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Not annualized.
(3)  Annualized.

20 | FUND DETAILS

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                                                                            | 21

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these portfolios, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for a portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolios, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5411


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers for J. P. Morgan Series Trust II are 811-8212 and 33-72834.


J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                        Distributor
J.P. Morgan Investment Management Inc.         Funds Distributor, Inc.
522 Fifth Avenue                               60 State Street
New York, NY 10036                             Boston, MA 02109
1-800-521-5411                                 1-800-221-7930

                                                                       REQCP-993

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

Treasury Money Market Portfolio

----------------------------------

Seeking to provide current income,
maintain a high level of liquidity
and preserve capital


This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

--------------------------------------------------------------------------------


                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------
2
The portfolio's goal, investment approach, risks, expenses and performance

J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO
Portfolio description .......................................   2
Past performance ............................................   3

4
MONEY MARKET MANAGEMENT APPROACH
J.P. Morgan .................................................   4
Money market investment process .............................   4

5
Investing in the J.P. Morgan
Treasury Money Market Portfolio


BUY/SELL SHARES
Buying Shares ...............................................   5
Selling Shares ..............................................   5
Dividends, distributions and taxes ..........................   5


6
More about the portfolio's
business operations

FUND DETAILS
Buisness structure ..........................................   6
Management and administration ...............................   6
Financial highlights ........................................   7

FOR MORE INFORMATION ...............................   back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN TREASURY
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                   REGISTRANT: J.P. MORGAN SERIES TRUST II
                                   (J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO)

[GRAPHIC OMITTED]
GOAL

The portfolio's goal is to provide current income, maintain a high level of liquidity and preserve capital. This goal can be changed only with shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
The portfolio purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

The portfolio's yield will vary in response to changes in interest rates. How well the portfolio's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 4.

While the portfolio's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the portfolio may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case, government guarantees do not extend to shares of the portfolio itself.

The portion of the portfolio's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages approximately $316 billion, including more than $12.6 billion using similar strategies as the portfolio.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------
BEFORE YOU INVEST
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal

o The portfolio does not represent a complete investment program

2 | J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Treasury Money Market Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the IBC's U.S. Treasury and Repo Money Fund Average. This is an average of all major U.S. treasury and repo money market fund returns.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.


Total returns (%)      Shows changes in returns by calendar year(1,2)

                                 1995         1996         1997         1998

10%

                                 5.09
5%
                                              4.69         4.69
                                                                        4.28
0%

[ ] J.P. Morgan Treasury Money Market Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 1.28% (for the quarter ended 6/30/95); and the lowest quarterly return was 0.92% (for the quarter ended 12/31/98).

PERFORMANCE (unaudited)
Average annual total return (%)   Shows performance over time, for periods ended December 31, 1998

--------------------------------------------------------------------------------------------------
                                                               Past 1 yr.    Life of portfolio(1)
J.P. Morgan Treasury Money Market Portfolio (after expenses)      4.28              4.68
--------------------------------------------------------------------------------------------------
IBC's U.S. Treasury & Repo Money Fund Average                     4.71              4.82
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)


Management fees                              0.20
Marketing (12b-1) fees                       None
Other expenses                               3.93
Total operating expenses                     4.13
Fee waiver and expense
reimbursement                                3.53
-------------------------------------------------
Net expenses                                 0.60
-------------------------------------------------


Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                     1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                          61         192          335         750
--------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 0.60% of the portfolio's average daily net assets during fiscal year 1999.


                                                            PAST PERFORMANCE | 3

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $316 billion in assets under management, including assets managed by the portfolio's advisor, J.P. Morgan Investment Management Inc.

MONEY MARKET INVESTMENT PROCESS
The portfolio's philosophy, developed by its advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows the portfolio to focus on providing current income without compromising share price stability.

In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the portfolio, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control the portfolio's sensitivity
to interest rates

Maturity determination   Based on analysis of a range of factors, including
current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired dollar weighted average maturity for the portfolio within the permissible 90-day range. Controlling weighted average maturity allows the portfolio to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

[GRAPHIC OMITTED]
The portfolio invests across different
sectors for diversification and to take
advantage of yield spreads

Sector allocation   Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust the portfolio's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

[GRAPHIC OMITTED]
The portfolio selects its securities
according to its goal and strategy

Security selection   Based on the results of the firm's credit research and the portfolio's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to the portfolio's goal and strategy.


4 | MONEY MARKET MANAGEMENT APPROACH

BUY/SELL SHARES
--------------------------------------------------------------------------------
BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

                                                             BUY/SELL SHARES | 5

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.


J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:

Advisory services                    0.20% of the portfolio's average
                                     daily net assets
--------------------------------------------------------------------------------
Administrative services              0.40% of the portfolio's average
                                     daily net assets*

* Morgan Guaranty is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the portfolio's other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by the portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.


6 | FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial table is intended to help you understand the portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends are distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolio's financial statements are included in the portfolio's annual report which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO

Per-share data           For fiscal periods ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                1995(1)     1996         1997        1998

Net asset value, beginning of period ($)                       10.00       10.06        10.09       10.56
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.45        0.44         0.51(5)     0.41(5)
  Net realized and unrealized gain (loss)
  on investments ($)                                            0.06        0.03        (0.04)(5)    0.00(2)(5)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            0.51        0.47         0.47        0.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.45)      (0.44)       (0.00)(2)   (1.77)
  Net realized gain ($)                                           --          --        (0.00)(2)      --
------------------------------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.45)      (0.44)       (0.00)(2)   (1.77)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             10.06       10.09        10.56        9.20
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                5.09(3)     4.69         4.69        4.28
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        1,273       1,387        1,617       2,092
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                               0.60(4)      0.60         0.60        0.60
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                      4.95(4)      4.56         7.23        4.20
------------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                             2.77(4)      2.02         1.35        4.13
------------------------------------------------------------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) Less than $0.01.
(3) Not annualized.
(4) Annualized.
(5) Based on average daily shares outstanding.

                                                                             | 7

FOR MORE INFORMATION
--------------------------------------------------------------------------------
For investors who want more information on the portfolio, the following documents are available free upon request:

Annual/Semi-annual Reports   Contain financial statements, performance data,
information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5411


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers for J.P. Morgan Series Trust II are 811- 8212 and 33-72834.


J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds                           |

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York NY 10036                            Boston, MA 02109
1-800-521-5411                               1-800-221-7930


                                                                     RFICP-9811

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

Bond Portfolio

---------------------------------------
Seeking high total return by investing
primarily in fixed income securities.

This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

JPMorgan

--------------------------------------------------------------------------------







                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

CONTENTS
--------------------------------------------------------------------------------
2
The portfolio's goal, investment
approach, risks, expenses and performance

J.P. MORGAN BOND PORTFOLIO
Portfolio description .........................................................2
Past performance ..............................................................3

4
FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ...................................................................4
Fixed income investment process ...............................................4

5
Investing in the J.P. Morgan
Bond Portfolio


BUY/SELL SHARES
Buying shares .................................................................5
Selling shares ................................................................5
Dividends, distributions and taxes ............................................5


6
More about the portfolio's
business operations

FUND DETAILS
Business structure ............................................................6
Management and administration .................................................6
Financial highlights ..........................................................7

FOR MORE INFORMATION .................................................back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN BOND PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN BOND PORTFOLIO)

[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

The portfolio invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the portfolio's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 4.

The portfolio may invest up to 20% of its assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The portfolio typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) by a nationally recognized statistical rating organization or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.


The portfolio's share price and total return will vary in response to changes in interest rates. How well the portfolio's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 4.


The portfolio is subject to credit risk, or the risk that an issuer of bonds held by the portfolio fails to make timely interest or principal payments, potentially reducing the portfolio's income or share price. To the extent that the portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The portfolio may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

The portfolio may make money market investments pending other investments to settlement for liquidity purposes. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT

The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $32.9 billion using the similar strategies as the portfolio.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

2 | J.P. MORGAN BOND PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------

Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Bond Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the Salomon Brothers Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.


Total returns (%)                 Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                      1995         1996        1997         1998

                                      16.85

15%


10%
                                                               9.38
                                                                            8.01
 5%
                                                   2.09

 0%
--------------------------------------------------------------------------------

/ / J.P. Morgan Bond Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 6.18% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.62% (for the quarter ended 3/31/96).

Average annual total return (%)    Shows performance over time, for periods ended December 31, 1998
---------------------------------------------------------------------------------------------------

                                                                   Past 1 yr.  Life of portfolio(1)
J.P. Morgan Bond Portfolio (after expenses)                           8.01            8.96
---------------------------------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade Bond Index (no expenses)      8.72           10.00
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the portfolio are shown atright. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.


Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)


Management fees                                0.30
Marketing (12b-1) fees                         None
Other expenses                                 0.72
Total operating expenses                       1.02
Fee waiver and expense
reimbursement                                  0.27
---------------------------------------------------
Net expenses                                   0.75
---------------------------------------------------


EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                           1 yr.    3 yrs.     5 yrs.    10 yrs.
Your cost($)                                77       240        417        930
--------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio to the extent certain expenses exceed 0.75% of the portfolio's average daily net assets during fiscal year 1999.
(4) The portfolio may make money market investments pending other investments to settlement for liquidity purposes.

                                                            PAST PERFORMANCE | 3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the portfolio's advisor, J.P. Morgan Investment Management Inc.

FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the portfolio to limit exposure to concentrated sources of risk.

In managing the portfolio, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
The portfolio invests across a range
of different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
The portfolio selects its securities
according to its goal and strategy

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the portfolio's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control the portfolio's sensitivity
to interest rates


Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The portfolio's duration is generally shorter than the portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the portfolio's benchmark. The strategists closely monitor the portfolio and make tactical adjustments as necessary.






4 | FIXED INCOME MANAGEMENT APPROACH

BUY/SELL SHARES
--------------------------------------------------------------------------------

BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

                                                             BUY/SELL SHARES | 5

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor, Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides cetain financial and administrative services and oversees the portfolio's other service providers.

J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:

Advisory services                               0.30% of the portfolio's average
                                                daily net assets
--------------------------------------------------------------------------------
Administrative services                         0.45% of the portfolio's average
                                                daily net assets*

* Morgan Guaranty is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the portfolios' other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by a portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.

6 | FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial table is intended to help you understand the portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends are distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolio's financial statements are included in the portfolio's annual report which is available upon request.

----------------------------------------------------------------------------------------------
J.P. MORGAN BOND PORTFOLIO

Per-share data               For fiscal periods ended December 31
-----------------------------------------------------------------------------------------------
                                                   1995(1)     1996         1997         1998
Net asset value, beginning of period ($)           10.00      10.91         10.65        11.29
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                         0.58       0.47          0.68(4)      0.45
  Net realized and unrealized gain (loss)
  on investments ($)                                1.11      (0.25)         0.31(4)      0.45
-----------------------------------------------------------------------------------------------
Total from investment operations ($)                1.69       0.22          0.99         0.90
-----------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                        (0.58)     (0.47)        (0.27)       (0.39)
  Net realized gain ($)                            (0.20)     (0.01)        (0.08)       (0.13)
-----------------------------------------------------------------------------------------------
Total distribution to shareholders ($)             (0.78)     (0.48)        (0.35)       (0.52)
-----------------------------------------------------------------------------------------------
Net asset value, end of period ($)                 10.91      10.65         11.29        11.67
-----------------------------------------------------------------------------------------------
Ratios and supplemental data
Total return (%)                                   16.85(2)    2.09          9.38         8.01
-----------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)            1,417      2,782        15,899       32,541
-----------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                    0.75(3)    0.75          0.75         0.75
-----------------------------------------------------------------------------------------------
Net investment income (%)                           6.00(3)    5.91          6.20         5.39
-----------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                  2.90(3)    2.18          1.91         1.02
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)                               239        198           184          179
-----------------------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) Not annualized.
(3) Annualized.
(4) Based on average daily shares outstanding.

                                                                             | 7

--------------------------------------------------------------------------------






                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the portfolio, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5411


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers for J. P. Morgan Series Trust II are 811-8212 and 33-72834.


J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.



JPMorgan

J.P. Morgan Funds
Advisor                                                  Distributor
J.P. Morgan Investment Management Inc.                   Funds Distributor, Inc.
522 Fifth Avenue                                         60 State Street
New York, NY 10036                                       Boston, MA 02109
1-800-521-5411                                           1-800-221-7930

                                                                      RFICP-9811

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

Equity Portfolio

----------------------------------------
Seeking to outperform U.S. stock markets over the long term through a disciplined management approach

This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

JPMorgan

--------------------------------------------------------------------------------



                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

CONTENTS
--------------------------------------------------------------------------------
2
The portfolio's goal, investment
approach, risks, expenses and performance

J.P. MORGAN EQUITY PORTFOLIO
Portfolio description .......................................   2
Past performance ............................................   3

4
U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan .................................................   4
U.S. equity investment process ..............................   4

5
Investing in the J.P. Morgan
Equity Portfolio


BUY/SELL SHARES
Buying shares ...............................................   5
Selling shares ..............................................   5
Dividends, distributions and taxes ..........................   5


6
More about the portfolio's
business operations

FUND DETAILS
Business structure ..........................................   6
Management and administration ...............................   6
Financial Highlights ........................................   7

FOR MORE INFORMATION ................................  back cover

The portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN EQUITY PORTFOLIO)

[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

The portfolio invests primarily in large- and medium-capitalization U.S. companies, typically represented by the Standard & Poor's 500 Stock Index (S&P
500). The portfolio can moderately underweight or overweight industries when it believes it will benefit performance.


Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the investment process described on page 4. The portfolio generally considers selling stocks that appear overvalued.

The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the portfolio seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the portfolio so they can differ only moderately from the industry weightings of the S&P 500, the portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing smaller companies).

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidy purposes. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $13.3 billion using similar strategies as the portfolio.

The portfolio management team is led by William M. Riegel, Jr., managing director, who has been on the team since 1993 and has been at J.P. Morgan since 1979, and Henry D. Cavanna, managing director, who joined the team in February 1998, and has been at J.P. Morgan since 1971. Both served as managers of U.S. equity portfolios prior to managing the portfolio.

--------------------------------------------------------------------------------
Before you invest
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

2 | J.P. MORGAN EQUITY FUND

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown provide some indication of the risks of investing in J.P. Morgan Equity Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The portfolio's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
            1995               1996               1997               1998

40%
30%        33.91
20%                            21.14              27.50             23.28
10%
0%
--------------------------------------------------------------------------------
o J.P. Morgan Equity Portfolio

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.00% (for the quarter ended 9/30/98).

Average annual total return (%)  Shows performance over time, for periods ended
                                 December 31, 1998
--------------------------------------------------------------------------------
                                                Past 1 yr.  Life of portfolio(1)

J.P. Morgan Equity Portfolio (after expenses)     23.28             26.37
--------------------------------------------------------------------------------
S&P 500 Index (no expenses)                       28.58             30.51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3)(%)
(expenses that are deducted from portfolio assets)


Management fees                            0.40
Marketing (12b-1) fees                     none
Other expenses                             1.08
Total operating expenses                   1.48
Fee waiver and expense
reimbursement                              0.58
-----------------------------------------------
Net expenses                               0.90
-----------------------------------------------

Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                     1 yr.          3 yrs.          5 yrs.          10 yrs.
Your cost($)          92             287             498             1108
--------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio, to the extent certain expenses exceed 0.90% of the portfolio's average daily net assets during fiscal year 1999.

                                                            PAST PERFORMANCE | 3

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the portfolio's advisor, J.P. Morgan Investment Management Inc.

U.S. EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the portfolio will remain fully invested.

In managing the portfolio, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations,
the portfolio's management team
chooses stocks for the portfolio

Stock selection The portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the portfolio's managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions


4 | U.S. EQUITY MANAGEMENT APPROACH

BUY/SELL SHARES
--------------------------------------------------------------------------------

BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.


                                                             BUY/SELL SHARES | 5

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor, Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides cetain financial and administrative services and oversees the portfolio's other service providers.

J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:

Advisory services                   0.40% of the portfolio's average
                                    daily net assets
--------------------------------------------------------------------
Administrative services             0.50% of the portfolio's average
                                    daily net assets*

* Morgan Guaranty is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the Portfolio's other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by the portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.

6 | FUND DETAILS

FINANCIAL HIGHLIGHTS


The financial table is intended to help you understand the portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends are distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolio's financial statements are included in the portfolio's annual report which is available upon request.

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY PORTFOLIO

Per-share data               For fiscal periods ended December 31
----------------------------------------------------------------------------------------------------------

                                                               1995(1)      1996         1997        1998
Net asset value, beginning of period ($)                       10.00       12.63        13.68       14.33
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.12        0.20         0.11        0.10
  Net realized and unrealized gain (loss)
  on investments and futures ($)                                3.26        2.44         3.51        3.15
----------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            3.38        2.64         3.62        3.25
----------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.12)      (0.20)       (0.11)      (0.09)
  Net realized gain ($)                                        (0.63)      (1.39)       (2.86)      (1.65)
----------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.75)      (1.59)       (2.97)      (1.74)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             12.63       13.68        14.33       15.84
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Total return (%)                                               33.91(2)    21.14        27.50       23.28
----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        4,144       5,339        8,892      18,511
----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                0.90(3)     0.90         0.90        0.90
----------------------------------------------------------------------------------------------------------
Net investment income (%)                                       1.48(3)     1.49         0.75        0.81
----------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                               270(3)     2.13         2.31        1.48
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            66          90          119          82
----------------------------------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) Not annualized.
(3) Annualized.

                                                                FUND DETAILS | 7

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the portfolio, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5411


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers for J. P. Morgan Series Trust II are 811-8212 and 33-72834.

J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                          Distributor
J.P. Morgan Investment Management Inc.           Funds Distributor, Inc.
522 Fifth Avenue                                 60 State Street
New York, NY 10036                               Boston, MA 02109
1-800-521-5411                                   1-800-221-7930




                                                                       REQCP-993

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

Small Company Portfolio

----------------------------------------
Seeking to outperform U.S. stock markets over the long term through a disciplined management approach

This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                       JPMorgan

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------
2
The portfolio's goal, investment
approach, risks, expenses and performance

J.P. MORGAN SMALL COMPANY PORTFOLIO
Portfolio description ......................................    2
Past performance ...........................................    3

4
U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan ................................................    4
U.S. equity investment process .............................    5

6
Investing in the J.P. Morgan
Small Company Portfolio


BUY/SELL SHARES
Buying shares ..............................................    6
Selling shares .............................................    6
Dividends, distributions and taxes .........................    6


7
More about the portfolio's
business operations

FUND DETAILS
Business structure .........................................    7
Management and administration .............................     7
Financial Highlights ......................................     8

FOR MORE INFORMATION ................................  back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (J.P. MORGAN SMALL COMPANY PORTFOLIO)

[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed only with shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
The portfolio invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $110 million and less than $1.5 billion, typically represented by the Russell 2000 Index. The portfolio can moderately underweight or overweight industries against the Russell 2000 Index's industry weightings when it believes it will benefit performance.


Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the process described on page 4. The portfolio generally considers selling stocks that appear overvalued or have grown out of the market cap range of the small company universe.

The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The portfolio's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidity purposes. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $2.7 billion using similar strategies as the portfolio.

The portfolio management team is led by Denise Higgins, vice president, Marian Pardo, managing director, and Stephen J. Rich, vice president. Ms. Higgins joined the team in January 1998 and has been with J.P. Morgan since 1994. Prior to managing the portfolio, Ms. Higgins served as a balanced and equity portfolio manager and member of the U.S. asset allocation committee, and prior to 1994, was a mid-to-small cap portfolio manager at Lord Abbett & Company. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the portfolio, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Mr. Rich joined the team in January 1997 and has been at J.P. Morgan since 1991, and prior to managing the portfolio held positions in J.P. Morgan's structured equity and balanced/equity groups.

--------------------------------------------------------------------------------
BEFORE YOU INVEST
Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goal.

o The portfolio does not represent a complete investment program.

2 | J.P. MORGAN SMALL COMPANY PORTFOLIO

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown provide some indication of the risks of investing in J.P. Morgan Small Company Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual returns for the past one year and life of the portfolio compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.



Year-by-year total return (%)   Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                               1995        1996        1997         1998


40%

                               32.91
30%

                                           21.74       22.50
20%


10%


0%
                                                                   (5.51)

(10%)

[ ] J.P. Morgan Small Company Portfolio


For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 15.84% (for the quarter ended 9/30/97); and the lowest quarterly return was -21.67% (for the quarter ended 9/30/98).



Average annual total return (%)   Shows performance over time, for periods ended December 31, 1998
--------------------------------------------------------------------------------------------------
                                                             Past 1 yr.        Life of portfolio(1)
J.P. Morgan Small Company Portfolio (after expenses)           (5.51)                 16.99
--------------------------------------------------------------------------------------------------
Russell 2000 Index (no expenses)                               (2.55)                 15.57
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3) (%)
(expenses that are deducted from portfolio assets)


Management fees                             0.60
Marketing (12b-1) fees                      none
Other expenses                              2.83
Total operating expenses                    3.43
Fee waiver and expense
reimbursement                               2.28
------------------------------------------------
Net expenses                                1.15
------------------------------------------------


Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                     117        365         633         1398
--------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio, to the extent certain expenses exceed 1.15% of the portfolio's average daily net assets during fiscal year 1999.


                                                            PAST PERFORMANCE | 3

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the portfolio's advisor, J.P. Morgan Investment Management Inc.

U.S. EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the portfolio will remain fully invested.

In managing the portfolio, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

Research   J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations,
the portfolio's management team
chooses stocks for the portfolio

Stock selection   The portfolio buys and sells stocks according to its own
policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the portfolio's managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by marketoverreactions


4 | U.S. EQUITY MANAGEMENT APPROACH

BUY/SELL SHARES
--------------------------------------------------------------------------------
BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.



                                                             BUY/SELL SHARES | 5

FUND DETAILS
--------------------------------------------------------------------------------
BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor, Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.


J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:

Advisory services                        0.60% of the portfolio's average
                                         daily net assets
--------------------------------------------------------------------------------
Administrative services                  0.55% of the portfolio's average
                                         daily net assets*

*Morgan Guaranty is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the portfolio's other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by the portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.


6 | FUND DETAILS

FINANCIAL HIGHLIGHTS
The financial table is intended to help you understand the portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends are distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolio's financial statements are included in the portfolio's annual report which is available upon request.



------------------------------------------------------------------------------------------------------------------
J.P. MORGAN small company portfolio

Per-share data               For fiscal periods ended December 31
------------------------------------------------------------------------------------------------------------------
                                                               1995(1)      1996        1997        1998

Net asset value, beginning of period ($)                       10.00       11.83        12.53       13.09
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                                      0.11        0.06         0.04        0.03
 Net realized and unrealized gain (loss)
 on investments ($)                                             3.18        2.43         2.53       (0.74)
------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            3.29        2.49         2.57       (0.71)
------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                                     (0.11)      (0.06)       (0.04)      (0.02)
 Net realized gain ($)                                         (1.35)      (1.73)       (1.97)      (0.15)
 In excess of net realized gain ($)                               --          --           --       (0.35)
------------------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (1.46)      (1.79)       (2.01)      (0.52)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             11.83       12.53        13.09       11.86
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return (%)                                               32.91(2)    21.74        22.50       (5.51)
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        2,536       3,867        5,196       6,831
------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                1.15(3)     1.15         1.15        1.15
------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                       0.99(3)     0.54         0.28        0.28
------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              3.22(3)     2.69         3.81        3.43
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           100         144           85          67
------------------------------------------------------------------------------------------------------------------

(1) The portfolio commenced operations on 1/3/95.
(2) Not annualized.
(3) Annualized.

                                                                FUND DETAILS | 7

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5441


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers for J.P. Morgan Series Trust II are 811-8212 and 33-72834.


J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds                              |

Advisor                                        Distributor
J.P. Morgan Investment Management Inc.         Funds Distributor, Inc.
522 Fifth Avenue                               60 State Street
New York, NY 10036                             Boston, MA 02109
1-800-521-5411                                 1-800-221-7930



                                                                     RFICP_9811

May 1, 1999

Prospectus

J.P. MORGAN SERIES TRUST II

International Opportunities Portfolio

-----------------------------------------
Seeking high total return primarily from stocks outside the United States

This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

--------------------------------------------------------------------------------



                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------
2
The portfolio's goal, investment approach, risks, expenses and performance

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
Portfolio description ........................................  2
Past performance .............................................  3

4
INTERNATIONAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ..................................................  4
International equity investment process ......................  4

5
Investing in the J.P. Morgan
International Opportunities Portfolio


BUY/SELL SHARES
Buying shares ................................................  5
Selling shares ...............................................  5
Dividends, distributions and taxes ...........................  5


6
More about the portfolio's
business operations

FUND DETAILS
Business structure ...........................................  6
Management and administration ................................  6
Financial highlights .........................................  7

FOR MORE INFORMATION ................................  back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. MORGAN INTERNATIONAL
OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------
                             REGISTRANT: J.P. MORGAN SERIES TRUST II
                             (J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO)

[GRAPHIC OMITTED]
GOAL
The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
The portfolio's assets are invested primarily in companies from developed markets other than the U.S. The portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of Western Europe; emerging markets include most other countries in the world.


The portfolio focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. While the portfolio generally follows the process described on page 4, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the portfolio's benchmark. The portfolio makes its currency management decisions as described on page 4.

The value of your investment in the portfolio will fluctuate in response to movements in international stock markets and currency exchange rates. Portfolio performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. The portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. To the extent that the portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The portfolio may also hedge from one foreign currency to another. However, the portfolio does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.


The portfolio may make money market investments pending other investments to settlement for liquidity purpose. Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

The portfolio's assets are managed by J.P. Morgan, which currently manages over $316 billion, including approximately $2.4 billion using similar strategies as the portfolio.

The portfolio management team is led by Paul A. Quinsee, managing director, who has been on the team since the portfolio's inception and at J.P. Morgan since 1992, Andrew C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before You Invest

Investors considering the portfolio should understand that:

o There is no assurance that the portfolio will meet its investment goals.

o The portfolio does not represent a complete investment program.


2 | J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND

PAST PERFORMANCE
--------------------------------------------------------------------------------
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan International Opportunities Portfolio.

The bar chart indicates the risks by showing changes in the performance of the portfolio's shares from year to year since inception.

The table indicates the risks by showing how the portfolio's average annual return for the past one year and life of the portfolio compare to those of the MSCI All Country World Index Free (ex.-U.S.). This is an unmanaged index that measures developed and emerging foreign stock market performance.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                 1995         1996        1997         1998

15%
                                             13.12
                                12.38
10%

                                                          5.43
5%
                                                                       4.73

0%
--------------------------------------------------------------------------------


[ ] J.P. Morgan International Opportunities Portfolio


For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 21.06% (for the quarter ended 12/31/98); and the lowest quarterly return was -20.24% (for the quarter ended 9/30/98).


Average annual total return (%)         Shows performance over time, for period ended December 31, 1998
--------------------------------------------------------------------------------------------------------
                                                                      Past 1 year   Life of portfolio(1)
J.P. Morgan International Opportunities Portfolio (after expenses)        4.73             8.85
--------------------------------------------------------------------------------------------------------
MSCI All Country World Index Free (ex-U.S.)                              14.11             8.12
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the portfolio are shown at right. The portfolio has no sales, redemption, exchange, or account fees. The annual portfolio expenses are deducted from portfolio assets prior to performance calculations.

Annual portfolio operating expenses(3)(%)
(expenses that are deducted from portfolio assets)


Management fees                                0.60
Marketing (12b-1) fees                         None
Other expenses                                 2.66
Total operating expenses                       3.26
Fee waiver and expense reimbursement           2.06
---------------------------------------------------
Net expenses                                   1.20
---------------------------------------------------


Expense example
The example below is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the portfolio's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                     1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)                          122         381          660        1455
--------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  The portfolio's fiscal year end is 12/31.
(3) Reflects an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the portfolio, to the extent certain expenses exceed 1.20% of the portfolio's average daily net assets during fiscal year 1999.


                                                            PAST PERFORMANCE | 3

INTERNATIONAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the portfolio's advisor, J.P. Morgan Investment Management Inc.

INTERNATIONAL EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its advisor, focuses on allocating assets by country (where relevant), selecting stocks and managing currency exposure. The portfolio largely avoids using sector or market-timing strategies. Under normal market conditions, the portfolio will remain fully invested.

Through its extensive global equity research and analytical systems, J.P. Morgan seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, J.P. Morgan develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than 90 members around the world, with an average of nearly ten years of experience.

In managing the portfolio, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

[GRAPHIC OMITTED]
J.P. Morgan uses top-down analysis
(where relevant) in determining
which countries to emphasize

Country allocation   J.P. Morgan takes an in-depth look at the relative
valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the portfolio. Country allocation may vary either significantly or moderately from the portfolio's benchmark.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models, then
selected for investment

Stock selection   Various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The portfolio's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

o catalysts that could trigger a change in a stock's price

o potential reward compared to potential risk

o temporary mispricings caused by market overreactions

[GRAPHIC OMITTED]
J.P. Morgan may adjust currency
exposure to seek to manage
risks and enhance returns

Currency management   The portfolio has access to J.P. Morgan's currency
specialists in determining the extent and nature of its exposure to various foreign currencies.


4 | INTERNATIONAL EQUITY MANAGEMENT APPROACH

BUY/SELL SHARES
--------------------------------------------------------------------------------
BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.


                                                             YOUR INVESTMENT | 5

FUND DETAILS
--------------------------------------------------------------------------------
BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. Funds Distributor, Inc., as co-administrator, along with Morgan Guaranty, provides fund officers. Morgan Guaranty, as co-administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.


J.P. Morgan and Morgan Guaranty receive the following fees for investment advisory and administrative services, respectively:


Advisory services                      0.60% of the portfolio's average
                                       daily net assets
--------------------------------------------------------------------------------
Administrative services                0.60% of the portfolio's average
                                       daily net assets*

* Morgan Guaranty is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the portfolio for the excess.

Year 2000 Portfolio operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the portfolio's other service providers and other entities with computer systems linked to the portfolio do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting portfolio operations and shareholders. In addition, to the extent that operations of issuers of securities held by the portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the portfolio or generally, the net asset value of the portfolio will decline.


6 | FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the two periods ended December 31, 1998 were audited by PricewaterhouseCoopers LLP, and the financial highlights for the two periods ended December 31, 1996 were audited by prior independent accountants. The portfolio's financial statements are included in the portfolio's annual report which is available upon request.



-----------------------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

Per-share data               For fiscal periods ended December 31
-----------------------------------------------------------------------------------------------------------
                                                                1995(1)     1996         1997        1998

Net asset value, beginning of period ($)                       10.00       10.86        11.73       10.60
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.15        0.20         0.15        0.14
  Net realized and unrealized gain
  on investments and foreign currency transactions($)           1.08        1.23         0.44        0.40
-----------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            1.23        1.43         0.59        0.54
-----------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.09)      (0.09)       (0.41)      (0.16)
  Net realized gain ($)                                        (0.18)      (0.47)       (1.31)         --
  In excess of net realized gain ($)                              --          --           --       (0.46)
  Return of capital ($)                                        (0.10)         --           --          --
-----------------------------------------------------------------------------------------------------------
Total distribution to shareholders ($)                         (0.37)      (0.56)       (1.72)      (0.62)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             10.86       11.73        10.60       10.52
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return (%)                                               12.38(2)    13.12         5.43        4.73
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        3,992       6,250        6,780       9,788
-----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                1.20(3)     1.20         1.20        1.20
-----------------------------------------------------------------------------------------------------------
Net investment income (%)                                       1.06(3)     1.25         0.88        0.44
-----------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                              3.16(3)     3.18         4.25        3.26
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            68          71          149         127
-----------------------------------------------------------------------------------------------------------

(1)  The portfolio commenced operations on 1/3/95.
(2)  Not annualized.
(3)  Annualized.


                                      J.P. MORGAN INTERNATIONAL EQUITY FUNDS | 7

FOR MORE INFORMATION
--------------------------------------------------------------------------------
For investors who want more information on the portfolio, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. Morgan Series Trust II
60 State Street
Boston, Massachusetts 02109


Telephone: 1-800-521-5411


Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company and 1933 Act registration numbers are for J.P. Morgan Series Trust II are 811-8212 and 33-72834.


J.P. MORGAN FUNDS AND THE MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds                           |

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York NY 10036                            Boston, MA 02109
1-800-521-5411                               1-800-221-7930

                                                                       RIECP-993

                           J.P. MORGAN SERIES TRUST II
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-221-7930



                               A SERIES TRUST WITH
                   J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO
                           J.P. MORGAN BOND PORTFOLIO
                          J.P. MORGAN EQUITY PORTFOLIO
                       J.P. MORGAN SMALL COMPANY PORTFOLIO
                J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1999










         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE TRUST DATED MAY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE SHAREHOLDER REPORT RELATING TO THE TRUST DATED DECEMBER 31, 1998. THE PROSPECTUS AND THESE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORTS ON THE ANNUAL FINANCIAL STATEMENTS, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM MAY BE OBTAINED BY WRITING OR CALLING THE TRUST AT THE ADDRESS OR TELEPHONE NUMBER ABOVE.

                                TABLE OF CONTENTS

                                                                                                     Page
BUSINESS HISTORY......................................................................................B-1
INVESTMENT OBJECTIVES AND POLICIES....................................................................B-1
J.P. Morgan Treasury Money Market Portfolio...........................................................B-1
J.P. Morgan Bond Portfolio............................................................................B-1
J.P. Morgan Equity Portfolio..........................................................................B-2
J.P. Morgan Small Company Portfolio...................................................................B-2
J.P. Morgan International Opportunities Portfolio.....................................................B-2
MONEY MARKET INSTRUMENTS..............................................................................B-2
U.S. Treasury Securities..............................................................................B-3
Additional U.S. Government Obligations................................................................B-3
Foreign Government Obligations........................................................................B-3
Bank Obligations......................................................................................B-3
Commercial Paper......................................................................................B-4
Repurchase Agreements.................................................................................B-4
CORPORATE BONDS AND OTHER DEBT SECURITIES.............................................................B-5
High Yield/High Risk Bonds............................................................................B-5
Asset-Backed Securities...............................................................................B-6
EQUITY INVESTMENTS....................................................................................B-6
Equity Securities.....................................................................................B-6
FOREIGN INVESTMENTS...................................................................................B-7
FOREIGN CURRENCY EXCHANGE TRANSACTIONS................................................................B-8
ADDITIONAL INVESTMENTS................................................................................B-9
Convertible Securities................................................................................B-9
When-Issued and Delayed Delivery Securities...........................................................B-9
Investment Company Securities........................................................................B-10
Reverse Repurchase Agreements........................................................................B-10
Mortgage Dollar Roll Transactions....................................................................B-10
Loans of Portfolio Securities........................................................................B-11
Illiquid Investments.................................................................................B-11
QUALITY AND DIVERSIFICATION REQUIREMENTS.............................................................B-11
J.P. Morgan Treasury Money Market Portfolio..........................................................B-12
J.P. Morgan Bond Portfolio...........................................................................B-12
J.P. Morgan Equity, Small Company and International Opportunities Portfolios.........................B-12
OPTIONS AND FUTURES TRANSACTIONS.....................................................................B-12
General..............................................................................................B-13
Purchasing Put and Call Options......................................................................B-13
Selling (Writing) Put and Call Options...............................................................B-14
Options on Indices...................................................................................B-15
Futures Contracts....................................................................................B-15
Options on Futures Contracts.........................................................................B-16
Combined Positions...................................................................................B-16
Correlation of Price Changes.........................................................................B-17


Liquidity of Options and Futures Contracts...........................................................B-17
Position Limits......................................................................................B-17
Asset Coverage for Futures Contracts and Options Positions...........................................B-17
RISK MANAGEMENT......................................................................................B-18
INVESTMENT RESTRICTIONS..............................................................................B-18
FUNDAMENTAL INVESTMENT RESTRICTIONS..................................................................B-18
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS..............................................................B-19
J.P. Morgan Treasury Money Market Portfolio..........................................................B-19
J.P. Morgan Bond, Equity, Small Company and International Opportunities Portfolios...................B-19
TRUSTEES AND OFFICERS................................................................................B-20
INVESTMENT ADVISORY AND OTHER SERVICES...............................................................B-24
Investment Advisory Agreement........................................................................B-24
Administrative Services Agreement....................................................................B-25
Prior Management Arrangements........................................................................B-27
Independent Accountants..............................................................................B-27
Distributor..........................................................................................B-27
Co-Administrator.....................................................................................B-28
Custodian............................................................................................B-28
Payment of Expenses..................................................................................B-28
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS.....................................................B-29
SHARES OF BENEFICIAL INTEREST........................................................................B-30
OFFERING AND REDEMPTION OF SHARES....................................................................B-32
DETERMINATION OF NET ASSET VALUE.....................................................................B-32
TAXES................................................................................................B-34
PERFORMANCE AND YIELD INFORMATION....................................................................B-35
Money Market Portfolio...............................................................................B-35
Non-Money Market Portfolios..........................................................................B-35
DELAWARE BUSINESS TRUST..............................................................................B-38
FINANCIAL STATEMENTS.................................................................................B-38
ADDITIONAL INFORMATION...............................................................................B-38
APPENDIX A............................................................................................A-1

BUSINESS HISTORY

         J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of five separate portfolios (each, a "Portfolio" and collectively, the "Portfolios") which operate as distinct investment vehicles. The Portfolios are J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, a Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of that issuer.

         The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust and the names of the corresponding Portfolios were The Resolute Treasury Money Market Portfolio, The Resolute Bond Portfolio, The Resolute Equity Portfolio, The Resolute Small Company Portfolio and The Resolute International Equity Portfolio. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II" and each Portfolio's named changed accordingly. Effective January 1, 1998, the name of the "J. P. Morgan International Opportunities Portfolio" was changed from "JPM International Equity Portfolio". In the future, the Trust may add or terminate portfolios.

         Each Portfolio's investment adviser is J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser").

INVESTMENT OBJECTIVES AND POLICIES

         J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO is designed to be a convenient means of making substantial investments in short-term direct obligations of the United States Treasury. J.P. Morgan Treasury Money Market Portfolio's investment objective is to provide current income, maintain a high level of liquidity, and preserve capital.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities described in the Prospectus and in this Statement of Additional Information that have effective maturities of thirteen months or less.

         J.P. MORGAN BOND PORTFOLIO is designed to be a convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments, subject to certain quality and other restrictions. J.P. Morgan Bond Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of J.P. Morgan Bond Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

         The Portfolio attempts to achieve its investment objective by investing primarily in corporate and government debt obligations and related securities described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "OPTIONS AND FUTURES TRANSACTIONS."

         J.P. MORGAN EQUITY PORTFOLIO is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. J.P. Morgan Equity Portfolio's investment objective is to provide a high total return from a portfolio comprised of selected equity securities.

         During normal market conditions, at least 65% of the Portfolio's net assets will be invested in equity securities, consisting of common stocks and other securities with equity characteristics, such as preferred stock, warrants, rights and convertible securities. The Portfolio's primary investments are the common stock of large- and medium- capitalization U.S. companies.

         J.P. MORGAN SMALL COMPANY PORTFOLIO is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. J.P. Morgan Small Company Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies.

         The Portfolio may invest in the same types of securities as permitted for the J.P. Morgan Equity Portfolio.

         J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO is designed for investors with a long-term investment horizon who want to diversify their portfolios by adding international equities and take advantage of investment opportunities outside the U.S. J.P. Morgan International Opportunities Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations.

         The Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stock and other securities with equity characteristics, such as preferred stock, warrants, rights and convertible securities. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

         The following discussion supplements the information regarding the investment objective of each Portfolio and the policies to be employed to achieve its objective as set forth above and in the Prospectus.

MONEY MARKET INSTRUMENTS

         J.P. Morgan Bond, Equity, Small Company and International Opportunities Portfolios are permitted to invest in money market instruments, although each of these Portfolios intends to stay invested in equity securities (or in the case of J.P. Morgan Bond Portfolio, long-term fixed income securities), to the extent practical in light of its investment objective and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for these Portfolios are the same as for J.P. Morgan Bond Portfolio and include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. J.P. Morgan International Opportunities Portfolio also may invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."


         U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios, except the J.P. Morgan Treasury Money Market Portfolio, may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the full faith and credit of the U.S., each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio, except the J.P. Morgan Treasury Money Market Portfolio, may invest that are not backed by the full faith and credit of the U.S. Government include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) Securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency. Securities which are backed by the full faith and credit of the U.S. Government include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, except the J.P. Morgan Treasury Money Market Portfolio, subject to its applicable investment policies, also may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in U.S. dollars or in another currency. See "FOREIGN INVESTMENTS."

         BANK OBLIGATIONS. Each of the Portfolios, except the J.P. Morgan Treasury Money Market Portfolio, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of(i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the U.S. or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation does not apply to the J.P. Morgan International Opportunities Portfolio. See "FOREIGN INVESTMENTS." The Portfolios will not invest in bank obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios, other than J.P. Morgan Treasury Money Market Portfolio, also may invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstructions, development or trade between nations (e.g., the European Investment Bank, the InterAmerican Development Bank, or the World Bank).

         COMMERCIAL PAPER. Each of the Portfolios, except the J.P. Morgan Treasury Money Market Portfolio, may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser, acting as agent, for no additional fee. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve Commercial Paper Composite Rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the particular Portfolio's quality restrictions. See "QUALITY AND DIVERSIFICATION REQUIREMENTS." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

         REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the "Board"). In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement also may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. J.P. Morgan Treasury Money Market Portfolio will only enter into repurchase agreements involving U.S. Treasury securities. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the

Trust's custodian. J.P. Morgan Treasury Money Market Portfolio will be fully collateralized within the meaning of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Portfolio may be delayed or limited. See "INVESTMENT RESTRICTIONS."

         Each of the Portfolios (other than J.P. Morgan Treasury Money Market Portfolio) may make investments in other debt securities with remaining effective maturities of thirteen months or less, including, without limitation, corporate bonds of foreign and domestic issuers, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, J.P. Morgan Bond Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears in the Prospectus and below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS." For information on short-term investments in these securities, see "MONEY MARKET INSTRUMENTS."

         HIGH YIELD/HIGH RISK BONDS. Certain lower rated securities purchased by the Bond Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Bond Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value. See Appendix A for more detailed information on these ratings.

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities also may experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

EQUITY INVESTMENTS

         As discussed in the Prospectus, J.P. Morgan Equity, Small Company and International Opportunities Portfolios invest primarily in equity securities consisting of common stock and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter markets, as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."

         EQUITY SECURITIES. The common stocks in which the Portfolios may invest include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as trust or partnership interests. The Portfolios' equity investments also may include preferred stock, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

FOREIGN INVESTMENTS

         J.P. Morgan International Opportunities Portfolio makes substantial investments in foreign securities. J.P. Morgan Bond, Equity and Small Company Portfolios may invest in certain foreign securities. J.P. Morgan Equity and Small Company Portfolios do not expect to invest more than 30% of each of their respective total assets at the time of purchase in securities of foreign issuers. J.P. Morgan Bond Portfolio does not expect more than 20% of its foreign investments to be in securities which are not U.S. dollar denominated. J.P. Morgan Equity and Small Company Portfolios do not expect more than 10% of their respective foreign investments to be in securities which are not listed on a national securities exchange or which are not U.S. dollar-denominated. In the case of J.P. Morgan Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

         Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

         Investors should realize that the value of each Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it also may be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with the U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

         J.P. Morgan International Opportunities Portfolio may invest in securities of issuers in "emerging markets." Emerging markets include any country which in the opinion of the Adviser is generally considered to be an emerging or developing country by the international financial community. These countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, the United Kingdom, and most countries in Western Europe. Investments in securities of emerging markets countries entail a high degree of risk. Investments in securities of issuers in emerging markets carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

         Each of the Portfolios, other than J.P. Morgan Treasury Money Market Portfolio, may invest in securities of foreign issuers directly or in the form of ADRs, European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

         Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. See "Foreign Currency Exchange Transactions" below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because J.P. Morgan Bond, Equity, Small Company and International Opportunities Portfolios buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, J.P. Morgan Bond, Equity and Small Company Portfolios may, and J.P. Morgan International Opportunities Portfolio will, from time to time enter into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities, or prevent loss if the prices of these securities should decline.

         Each of these Portfolios may enter into foreign currency exchange transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency in an attempt to enhance return.

         As a hedging strategy, although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging or investment strategy is highly uncertain. ADDITIONAL INVESTMENTS

         CONVERTIBLE SECURITIES. J.P. Morgan Bond, Equity, Small Company and International Opportunities Portfolios may invest in convertible securities of domestic and, subject to each Portfolio's restrictions, foreign issuers. The convertible securities which the Portfolio may invest include any debt securities preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Trust's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. See "INVESTMENT ADVISORY AND OTHER SERVICES" for more information concerning the Trust's custodian. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made,
(i)not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Portfolio's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

         REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price (J.P. Morgan Treasury Money Market Portfolio will only enter into reverse repurchase agreements involving Treasury securities). Reverse repurchase agreements also may be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Portfolios will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. Investors should keep in mind that the counterparty to a contract could default on its obligations. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Trust's custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

         MORTGAGE DOLLAR ROLL TRANSACTIONS. J.P. Morgan Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-related securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage-related security and simultaneously agrees to repurchase a substantially similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio also may be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Trust's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective shareholders. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate of the Portfolios, the Adviser or the Trust's distributor, unless otherwise permitted by applicable law.

         ILLIQUID INVESTMENTS. Subject to the limitations described below, each of the Portfolios may acquire investments that are illiquid or have limited liquidity, such as investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment in any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

         Each of the Portfolios also may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         As a diversified investment company, each Portfolio is subject to the following fundamental limitations with respect to 75% of its assets: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of a Portfolio's assets not subject to the limitations described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to J.P. Morgan Treasury Money Market Portfolio, as described below. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO. In order to attain its investment objective, J.P. Morgan Treasury Money Market Portfolio will limit its investments to direct obligations of the U.S. Treasury including Treasury Bills, Notes and Bonds with remaining maturities of thirteen months or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         J.P. MORGAN BOND PORTFOLIO. J.P. Morgan Bond Portfolio invests principally in a diversified portfolio of "high quality" and "investment grade" securities as described in Appendix A. Investment grade debt is rated, on the date of investment, within the four highest rating categories of Moody's Investors Service, Inc. ("Moody's"), currently Aaa, Aa, A and Baa, or of Standard & Poor's Ratings Group ("Standard & Poor's"), currently AAA, AA, A and BBB, while high grade debt is rated on the date of the investment within the three highest of such categories. The Portfolio also may invest up to 25% of its total assets in securities which are "below investment grade." The Portfolio may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable if, in the Adviser's opinion, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have received a short term rating of investment grade or better (currently Prime-3) or higher by Moody's or A-3 or higher by Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated above BBB.

         J.P. MORGAN EQUITY, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS. J.P. Morgan Equity, Small Company and International Opportunities Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-l by Moody's or A-1 by Standard & Poor's or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

         In determining the suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

         GENERAL. J.P. Morgan Bond Portfolio may (a) purchase and sell exchange traded and over-the-counter ("OTC") put and call options on fixed income securities and indices of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indices of fixed income securities and
(c) purchase and sell put and call options on futures contracts on fixed income securities and indices of fixed income securities.

         J.P. Morgan Equity, Small Company and International Opportunities Portfolios may (a) purchase and sell exchange traded and OTC put and call options on equity securities and indices of equity securities, (b) purchase and sell futures contracts on indices of equity securities, and (c) purchase and sell put and call options on futures contracts on indices of equity securities.

         Each of these Portfolios may use futures contracts and options for hedging and risk management purposes. See "RISK MANAGEMENT." None of the Portfolios may use futures contracts and options for speculation.

         Each of these Portfolios may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with a Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

         No Portfolio may purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net assets of such Portfolio.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. However, if the market is not liquid for a put option the Portfolio has written, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing and holding the underlying instrument directly, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

         OPTIONS ON INDICES. Each Portfolio that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A

Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

         For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

         FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

         When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Portfolio.

         Each Portfolio will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase put and call options and sell (i.e., write) covered put and call options on futures contracts.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.

         COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.

         For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions also could be impaired.

         POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT

         The Portfolios may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Portfolio to purchase futures contracts on long-term debt securities. Similarly, if the Adviser wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase future contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to each Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, no Portfolio may:

1. Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
   (ii) in total do not exceed 33-1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation;

3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to U.S. Government securities (as defined in the 1940 Act);

4. Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;

5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

6. Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

7. Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or

8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions that follow are not fundamental policies of the respective Portfolios and may be changed by the Board.

J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO may not:

         (i) Acquire any illiquid securities if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments that are illiquid.

         J.P. MORGAN BOND, EQUITY, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS may not:

         (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

         (ii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase)if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

         (iii) Acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;

         (iv) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

         (v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its Staff. Transactions in futures contracts and options shall not constitute selling securities short;

         (vi) Purchase securities on margin, but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions;

         (vii) Purchase securities of any issuer if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer of the Adviser, would after the Portfolio's purchase of the securities of such issuer, individually own more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially would own more than 5% of such securities, all taken at market; or

         (viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the management and supervision of each Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

         J.P. Morgan Investment Management Inc...............................  Investment Adviser
         Funds Distributor, Inc..............................................  Distributor and Co-Administrator
         Morgan Guaranty Trust Company of New York...........................  Co-Administrator
         State Street Bank and Trust Company.................................  Custodian

         The Trustees and officers of the Trust, their business addresses, dates of birth and their principal occupations during the past five years are set forth below.

--------------------------------------------------------------------------------------------------------------------
                                                                                  Principal Occupations During Past
    Name, Address and Date of Birth                Position with Trust                        Five Years

--------------------------------------------------------------------------------------------------------------------
John N. Bell                                            Trustee                 Retired; Assistant
462 Lenox Avenue                                                                Treasurer, Consolidated Edison
South Orange, NJ 07079                                                          Company of New York, Inc.(since
Date of Birth: 06/09/31                                                         prior to 1993); Board member of
                                                                                other, private funds managed by
                                                                                Morgan and/or its affiliates (since
                                                                                June, 1997)
--------------------------------------------------------------------------------------------------------------------
John R. Rettberg                                        Trustee                 Retired; Corporate Vice President
1770 W. Balboa Blvd.                                                            and Treasurer, Northrop Grumman
Newport Beach, CA 92663                                                         Corporation "Northrop" (prior to
Date of Birth: 09/01/37                                                         January, 1995); Consultant, Northrop
                                                                                (since January, 1995); Director,
                                                                                Independent Colleges of Southern
                                                                                California (since prior to 1994);
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                  Principal Occupations During Past
    Name, Address and Date of Birth                Position with Trust                        Five Years

--------------------------------------------------------------------------------------------------------------------
                                                                                Director, Junior Achievement (prior
                                                                                to 1993); Director, Pepperdine
                                                                                University (since March, 1997);
                                                                                Director Vari-Lite International
                                                                                Corporation (since April, 1996);
                                                                                Board member of other, private
                                                                                funds managed by Morgan and/or
                                                                                its affiliates (since June, 1997)
--------------------------------------------------------------------------------------------------------------------
John F. Ruffle*                                         Trustee                 Retired; Director Ocean Forest Lane
Seabrook Island, SC 29455                                                       J.P. Morgan & Co. of Birth: 03/28/37
                                                                                June, 1993); Trustee, The Johns
                                                                                Hopkins University (since April,
                                                                                1990); Director, Bethlehem Steel
                                                                                Corp. (since September, 1990);
                                                                                Director, Wackenhut Corrections
                                                                                Corp. (since January, 1997);
                                                                                Director, Wackenhut Corporation
                                                                                (since April, 1998); Director,
                                                                                Trident Corp. (since November,
                                                                                1993); Director, American Shared
                                                                                Hospital Services (since May, 1995);
                                                                                Board member of other, private funds
                                                                                managed by Morgan and/or its
                                                                                affiliates (since June, 1997)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                  Principal Occupations During Past
    Name, Address and Date of Birth                Position with Trust                        Five Years

--------------------------------------------------------------------------------------------------------------------
Kenneth Whipple, Jr.                                    Trustee                 Retired, Executive Vice President,
555 Hupp Cross Rd.                                                              Ford Motor Company, President,
Bloomfield Hills, MI                                                            Ford Financial Services Group,
48301                                                                           and Chairman, Ford Motor Credit
Date of Birth: 09/28/34                                                         Company (since prior to 1992);
                                                                                Director, CMS Energy Corporation
                                                                                and  Consumers Energy Company
                                                                                (since January, 1993); Director,
                                                                                Detroit Country Day School (since
                                                                                January, 1993); Chairman and
                                                                                Director, WTVS-TV (since prior
                                                                                to 1992); Director, Galileo
                                                                                International (since October,
                                                                                1997); Director, Associates
                                                                                First Capital Corp. (since
                                                                                January 1999), Board member of
                                                                                other, private funds managed
                                                                                by Morgan and/or its
                                                                                affiliates (since June, 1997)
--------------------------------------------------------------------------------------------------------------------

----------------------
* "Interested person" within the meaning of Section 2(a)(19) of the 1940 Act.

         The Trust currently pays each Trustee an annual retainer of $20,000 and reimburses them for their related expenses. The aggregate amount of compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 1998 was as follows:

                                                                                       Total Compensation from
                                                     Compensation                         Registrant and Fund
Name of Trustee                                       From Trust                      Complex Paid to Trustees
---------------                                      -------------                   --------------------------
John N. Bell                                            $20,000                                $30,000
John R. Rettberg                                        $20,000                                $30,000
John F. Ruffle                                          $20,000                                $30,000
Kenneth Whipple, Jr.                                    $20,000                                $30,000

OFFICERS OF THE TRUST

         The Trust's executive officers (listed below), other than the officers who are employees of the Adviser and/or its affiliates, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

         DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

         KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

         CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

         MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

         MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

         MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

         STEPHANIE D. PIERCE; Vice President and Assistant Secretary. Vice President and Client Development Manager for FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968.

         CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         The Trust has entered into an Investment Advisory Agreement with Morgan with respect to each of the Portfolios. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan").

         The Investment Advisory Agreement provides that Morgan, subject to control and review by the Board, is responsible for the overall management and supervision of each Portfolio. Morgan makes each Portfolio's day-to-day investment decisions to buy, sell or hold any particular security or other instrument.

         Morgan and its affiliates provide investment advice to other clients, including, but not limited to, mutual funds, individuals, pension funds and other institutional investors. Some of the advisory accounts of Morgan and its affiliates may have investment objectives and investment programs similar to those of the Portfolios. Accordingly, occasions may arise when securities that are held by other advisory accounts, or that are currently being purchased or sold for other advisory accounts, are also being selected for purchase or sale for a Portfolio. It is the practice of Morgan and its affiliates to allocate such purchases or sales insofar as feasible among their several clients in a manner they deem equitable, to all accounts involved. While in some cases this procedure may adversely affect the price or number of shares involved in the Trust's transaction, it is believed that the equitable allocation of purchases and sales generally contributes to better overall execution of the Trust's portfolio transactions. It also is the policy of Morgan and its affiliates not to favor any one account over the other.

         As compensation for Morgan's services under the Investment Advisory Agreement, the Trust has agreed to pay Morgan a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

J.P. Morgan Treasury Money Market Portfolio.....................     0.20%
J.P. Morgan Bond Portfolio......................................     0.30%
J.P. Morgan Equity Portfolio....................................     0.40%
J.P. Morgan Small Company Portfolio.............................     0.60%
J.P. Morgan International Opportunities Portfolio...............     0.60%

         The table below sets forth for each Portfolio listed the advisory fees paid to the Advisor for the fiscal period indicated. See the Trust's financial statements which are incorporated herein by reference.

         J.P. Morgan Treasury Money Market Portfolio: For the fiscal years ended December 31, 1997 and 1998: $8,198 and $3,569, respectively.

         J.P. Morgan Bond Portfolio: For the fiscal years ended December 31, 1997 and 1998: $19,640 and $66,165, respectively.

         J.P. Morgan Equity Portfolio: For the fiscal years ended December 31, 1997 and 1998: $30,661 and $50,702, respectively.

         J.P. Morgan Small Company Portfolio: For the fiscal years ended December 31, 1997 and 1998: $28,951 and $34,337, respectively.

         J.P. Morgan International Opportunities Portfolio: For the fiscal years ended December 31, 1997 and 1998: $40,707 and $50,778, respectively.

         The Investment Advisory Agreement was last approved by the Board on December 1, 1998 and by shareholders on December 12, 1996. Unless earlier terminated, the Agreement will remain in effect as to the applicable Portfolio until December 31, 1999 and thereafter from year to year with respect to each such Portfolio, if approved annually (1) by the Board or by a majority of the outstanding shares of the Portfolio, and (2) by a majority of members of the Board who are not interested persons, within the meaning of the 1940 Act, of any party to such Agreement. The Agreement is not assignable and may be terminated without penalty, with respect to any Portfolio, by vote of a majority of the Trust's Trustees or by the requisite vote of the shareholders of that Portfolio on 60 days' written notice to Morgan, or by Morgan on 90 days' written notice to the Trust. See "SHARES OF BENEFICIAL INTEREST."

ADMINISTRATIVE SERVICES AGREEMENT

         The Trust has entered into an Administrative Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of Morgan, effective January 1, 1997. Pursuant to the Administrative Services Agreement, Morgan Guaranty provides or arranges for the provision of certain financial and administrative services and oversees fund accounting for the Trust. The services to be provided by Morgan Guaranty under the Administrative Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, Morgan Guaranty is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's co-administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of printing and mailing reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws.

         From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory served as each Portfolio's investment manager and Morgan Guaranty served as sub-investment adviser. The compensation to Morgan Guaranty, as sub-investment adviser, was paid directly from the investment management fees paid by the Trust to Chubb Investment Advisory. For the fiscal year ended December 31, 1996, all investment management fee rates payable to Chubb Investment Advisory totaled 0.40%, 0.50%, 0.60%, 0.80% and 0.80% of average daily net assets for J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. For the fiscal year ended December 31, 1996, sub-investment advisory fee rates payable by Chubb Investment Advisory to Morgan Guaranty totaled 0.20%, 0.30%, 0.40%, 0.60% and 0.60% of average daily net assets for J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Because a portion of the Portfolios' fees and expenses were reimbursed, the ratio of operating expenses to average net assets for the fiscal year ended December 31, 1996 was 0.60%, 0.75%, 0.90%, 1.15% and 1.20% for J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Had a portion of the Portfolios' fees and expenses not been reimbursed, the ratio of operating expenses to average net assets for 1996 would have been 2.02%, 2.18%, 2.13%, 2.69% and 3.18% for J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.

         For providing its services under the Administrative Services Agreement, Morgan Guaranty receives monthly compensation from the Trust at annual rates computed as described under "MANAGEMENT OF THE TRUST AND PORTFOLIOS" in the Prospectus. However, the Administrative Services Agreement, as amended on December 1, 1998, also provides that until December 31, 1999, the aggregate fees, expressed in dollars, paid by a Portfolio under the Administrative Services Agreement and the Investment Advisory Agreement will not exceed the expenses (excluding extraordinary expenses) that would be payable by such Portfolio assuming (i) the prior management agreement remained in effect in accordance with its terms, (ii) the asset levels were the same, (iii) no effect was given to the voluntary expense reimbursement arrangements or other limitation on expenses under such prior agreement and (iv) the expenses the Portfolio would have been charged were adjusted to reflect differences in services provided under the prior management agreement, on the one hand, and the Administrative Services Agreement and Investment Advisory Agreement, on the other.


         For the fiscal years ended December 31, 1997 and 1998, Morgan Guaranty reimbursed the Portfolios for expenses under this agreement as follows:

         J.P. Morgan Treasury Money Market Portfolio: $30,545 and $62,985, respectively.

         J.P. Morgan Bond Portfolio: $76,095 and $59,295, respectively.

         J.P. Morgan Equity Portfolio: $107,757 and $72,953, respectively.

         J.P. Morgan Small Company Portfolio: $128,287 and $130,582, respectively.

         J.P. Morgan International Opportunities Portfolio: $206,693 and $173,976, respectively.

         The Administrative Services Agreement may be amended only by mutual written consent.

         The Administrative Services Agreement was last approved by the Board on December 1, 1998. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by Morgan Guaranty on not more than 60 days' nor less than 30 days' written notice to the other party.

PRIOR MANAGEMENT ARRANGEMENTS

         Prior to January 1, 1997, Chubb Investment Advisory Corporation ("Chubb Investment Advisory") provided investment advisory and management services to the Trust pursuant to separate management agreements with each Portfolio. Chubb Investment Advisory engaged Morgan Guaranty to provide sub-investment advisory services to the Portfolios pursuant to separate Sub-Investment Advisory Agreements with each Portfolio. The fees payable to Morgan Guaranty for its sub-advisory services were paid by Chubb Investment Advisory.

         For the period January 1, 1996 through December 31, 1996, management fees amounted to $5,312, $10,394, $31,027, $28,464 and $42,034 for J.P. Morgan
Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.

         For the period January 1, 1996 through December 31, 1996, sub-advisory fees amounted to $2,656, $6,237, $20,685, $21,347 and $31,526 for J.P. Morgan
Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036.
PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios. Prior to fiscal year 1997, Ernst & Young LLP had served as the independent accountants of the Trust.

DISTRIBUTOR

         Funds Distributor, Inc. ("FDI") serves as the Trust's Distributor and holds itself available to receive purchase orders for each of the Portfolio's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to each of the Portfolios for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under the Co-Administration Agreement with the Trust dated January 1, 1997, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions.

         For its services under the Co-Administration Agreement, each Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar agreements with FDI. Under the terms of the Administrative Services Agreement with Morgan Guaranty, Morgan Guaranty is responsible for the payment of the fees and expenses of FDI as Co-Administrator.

CUSTODIAN

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's Custodian and Transfer and Dividend Disbursing Agent. Pursuant to the Custodian Contract with the Trust, State Street is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. State Street also keeps the books of account for the Trust.

         The Trust has also appointed, with the approval of the Board, sub-custodians, qualified under Rule 17f-5 of the 1940 Act, with respect to certain foreign securities. Securities owned by the Trust subject to repurchase agreements may be held in the custody of other U.S. banks.

PAYMENT OF EXPENSES

         Morgan Guaranty is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectus under the heading "MANAGEMENT OF THE TRUST AND PORTFOLIOS." The Trust is responsible for Morgan's fees as investment adviser pursuant to the Investment Advisory Agreement and for Morgan Guaranty's services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the Custodian or the Transfer Agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

         Under the Investment Advisory Agreement, Morgan has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.

         Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.

         Insofar as known to management, no trustee, director or officer of the Trust, Morgan or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

         In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         For the years ended December 31, 1996, 1997 and 1998, the Trust paid in the aggregate $22,032, $53,473 and $69,751, respectively, as brokerage commissions. No commissions were allocated for research.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

SHARES OF BENEFICIAL INTEREST

         The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: J.P. Morgan Treasury Money Market Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.

         The assets received by the Trust for the issuance or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each Portfolio. They constitute the underlying assets of each Portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such Portfolio. Any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared with respect to such Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

         The shares of each Portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

         As of February 28, 1999, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

         J.P. Morgan Treasury Money Market Portfolio: Chubb Separate Account C (100%).

         J.P. Morgan Bond Portfolio: Integrity Life Insurance Company (50.02%); Chubb Separate Account C (18.51%); Hartford Life Insurance Company (15.01%); National Integrity Life Insurance Company (11.49%).

         J.P. Morgan Equity Portfolio: Chubb Separate Account C (56.90%); Sun Life Assurance Company of Canada (US) (21.59%); ICMG Registered Variable Life (20.44%).

         J.P. Morgan Small Company Portfolio: Chubb Separate Account C (61.89%); ICMG Registered Variable Life Separate Account (15.22%); Ohio National Life Ins Company (11.26%).

         J.P. Morgan International Opportunities Portfolio: Chubb Separate Account C (63.55%); ICMG Registered Variable Life (14.39%); Integrity Life Insurance Company Regular Account (13.34%); Sun Life Assurance Company of Canada
(US) (6.22%).

         Chubb Life's ownership of more than 25% of the shares of each of the Trust's Portfolios may result in Chubb Life being deemed to be a controlling entity of each Portfolio.

         In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.

         The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan. As of February 28, 1999, the amount of shares owned by the officers and Trustees as a group was less than 1% of each Portfolio.

OFFERING AND REDEMPTION OF SHARES

         The Trust offers shares of each Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Portfolio's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."

         The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to each Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

         Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate these portfolio securities.

         The right to redeem shares or to receive payment with respect to any redemption of shares of any Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.

DETERMINATION OF NET ASSET VALUE

         Each of the Portfolios computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolios' business days.

         The net asset value per share of each Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.

         The value of investments listed on a domestic securities exchange, is based on the last sale prices on such exchange. In the absence of recorded sales, investments are valued at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale prices on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

         Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

TAXES

         In order for each Portfolio of the Trust to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. It is the Trust's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), regarding distribution of investment income and capital gains so that each Portfolio will not be subject to federal income tax on amounts distributed and undistributed or an excise tax on certain undistributed income or capital gains. For these purposes, if a regulated investment company declares a dividend in December to shareholders of record in December and pays such dividends before the end of January they will be treated as paid in the preceding calendar year and to have been received by such shareholder in December. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio with respect to which dividends have been declared, at net asset value, as of the ex-dividend date of such dividends.

         Federal Tax Matters. Under current law, a Policy owner's interest in earnings on assets held in a separate account and invested in the Trust are generally not includable in the Policy owner's gross income, assuming the Policies presently qualify as life insurance contracts for federal income tax purposes. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the Federal income tax consequences to such holders of an investment in the Portfolios.

         The Trust intends that each Portfolio comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Trust and its Portfolios will be separate accounts funding variable annuities and variable life insurance policies established by one or more insurance companies and, pursuant to Treasury Regulation ss1.817-5(f)(3)(iii), qualified pension and retirement plans.

         The Internal Revenue Service defines the term "qualified pension or retirement plan" for the purposes of such Regulation ss1.817-5(f)(3)(iii). It provides in pertinent part, as follows:

         1. A plan described in Section 401(a) that includes a trust exempt from tax under Section 501(a);

         2. An annuity plan described in Section 403(a);

         3. An annuity contract described in Section 403(b), including a custodial account described in Section 403(b)(7);

         4. An individual retirement account described in Section 408(a);

         5. An individual retirement annuity described in Section 408(b);

         6. A governmental plan within the meaning of Section 414(d) or an eligible deferred compensation plan within the meaning of Section 457(b);

         7. A simplified employee pension of an employer that satisfies the requirements of Section 408(k);

         8. A plan described in Section 501(c)(18); and

         9. Any other trust, plan, account, contract or annuity that the Internal Revenue Service has determined in a letter ruling to be within the scope of such Regulation.

         In addition, Section 817(h) of the Code and the regulations thereunder impose diversification requirements on the separate accounts and on the Portfolios. These diversification requirements are in addition to the diversification requirements applicable to the Portfolios under Subchapter M and the 1940 Act, and may affect the composition of a Portfolio's investments. Since the shares of the Trust are currently sold to segregated asset accounts underlying such Policies, the Trust intends to comply with the diversification requirements as set forth in the regulations. Failure to meet the requirements of Section 817(h) could result in taxation to the Participating Insurance Companies and the immediate taxation of the owners of the Policies funded by the Trust.

PERFORMANCE AND YIELD INFORMATION

MONEY MARKET PORTFOLIO

         J.P. Morgan Treasury Money Market Portfolio's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. The yield does not reflect the fees and charges imposed on the assets of separate account.

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the seven-day period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

NON-MONEY MARKET PORTFOLIOS

         This yield figure represents the net annualized yield based on a specified 30-day (or one month) period assuming semi-annual reinvestment and compounding of income. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:

         Yield = 2 [(A-B + 1)6 - 1]
                     ---
                     CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.

         The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

         P (1 + T)n = ERV

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $10,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $10,000, and where N equals the number of years.

         From time to time, in reports and sales literature: (1) each Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the S&P 500 Index and Dow Jones Industrial Average so that, as applicable, an investor may compare that Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information; (iii) indexes of stocks comparable to those in which the particular Portfolio invests;
(2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of each Portfolio or the general economic, business, investment, or financial environment in which each Portfolio operates; and (4) the effect of tax-deferred compounding on the particular Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the particular Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

         The performance of the Portfolios may be compared, for example, to the record of the Salomon Investment Grade Bond Index, IBC U.S. Treasury and Repo Money Fund Average, S&P 500 Index, the Russell 2000(r), the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, the Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 80% of the market capitalization of the U.S. Equity market. The Russell 2000(r) Small Stock Index is designed to be a comprehensive representation of the U.S. small cap equity market. It is composed of 2,000 issues of smaller domestic stocks which represent nearly 7% of U.S. market capitalization. In general, the securities comprising the Russell 2000(r) are more growth oriented and have a somewhat higher volatility than those in the S&P 500 Index. The EAFE Index is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe Australasia and the Far East. The MSCI All Country World ex-U.S. Index which is an unmanaged index that measures developed and emerging foreign stock market performance is the new benchmark for the J.P. Morgan International Opportunities Portfolio.

         The total returns of all of these indices will show the changes in prices for the stocks in each index. All indices include the reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences will not be included in such illustration, nor will brokerage or other fees or expenses of investing be reflected in the NASDAQ Composite, S&P 500, EAFE Index and Russell 2000(r).

         Below is set forth historical return information for each of the Portfolios for the period ended December 31, 1998:

         J.P. Morgan Treasury Money Market Portfolio: Average annual total return, 1 year: 4.28%; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 4.68%; aggregate total return, 1 year: 4.28%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 20.07%.

         J.P. Morgan Bond Portfolio: Average annual total return, 1 year: 8.01%; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 8.96%; aggregate total return, 1 year:
8.01%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 40.95%.

         J.P. Morgan Equity Portfolio: Average annual total return, 1 year:
23.28%; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 26.37%; aggregate total return, 1 year: 23.28%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 155.04%.

         J.P. Morgan Small Company Portfolio: Average annual total return, 1 year: (5.51%); average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 16.99%; aggregate total return, 1 year: (5.51%); aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 87.31%.

         J.P. Morgan International Opportunities Portfolio: Average annual total return, 1 year: 4.73%; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 8.85%; aggregate total return, 1 year: 4.73%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 40.40%.

DELAWARE BUSINESS TRUST

         The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which each Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

         The Trust provides for the establishment of designated series of beneficial interests (the Portfolios) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

         As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolios; and (iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. At such time, the trustees then in office will call a shareholder meeting for the election of trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

         The financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to their respective December 31, 1998 annual report filings made with the SEC on March 2, 1999 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0001047469-99-008054). Any of the financial reports are available without charge upon request by calling J.P. Morgan Funds Services at
(800)221-7930.

ADDITIONAL INFORMATION

         The Annual Report containing financial statements of the Trust will be sent to all Trust shareholders.

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2  -   This designation indicates that the degree of safety regarding timely payment is satisfactory.

A-3 - This designation indicates that the degree of safety regarding timely payment is adequate.

Short-Term Tax-Exempt Notes

         Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

MOODY'S

Corporate and Municipal Bonds

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well established industries.
         -        High rates of return on funds employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal generation.
         - Well established access to a range of financial markets and assured sources alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


                                      -43

                                     PART C

                                OTHER INFORMATION

Item 23.              Exhibits

 (a)(1)           Agreement and Declaration of Trust(1)

 (a)(2)           Amendment to Agreement and Declaration of Trust(3)

 (d) Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan")(2)

 (e) Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI")(2)

 (g) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street")(2)

 (h)(1) Transfer Agency and Service Agreement between JPM Series Trust II and State Street(2)

 (h)(2) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York(2)

 (h)(3) Co-Administration Agreement between JPM Series Trust II and FDI(2)

 (h)(4)            Form of Fund Participation Agreement(2)

 (j)               Consent of independent public accountants(4)

 (l) Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America(1)


 (n)(1)            Financial Data Schedule for J.P. Morgan Treasury Money
                   Market Portfolio(4)

 (n)(2)           Financial Data Schedule for J.P. Morgan Bond Portfolio(4)

 (n)(3)           Financial Data Schedule for J.P. Morgan Equity Portfolio(4)

 (n)(4) Financial Data Schedule for J.P. Morgan Small Company Portfolio. Portfolio(4)

 (n)(5) Financial Data Schedule for J.P. Morgan International Opportunities Portfolio(4)

Other Exhibits
-----------------
  (a)             Powers of attorney(3)

-------------------------------
(1) Incorporated by reference to exhibit of same designation filed with the Registration Statement on Form N-1A for the Registrant on December 10, 1993.

(2) Incorporated by reference to exhibit of same designation filed with the Registration Statement on Form N-1A for the Registrant on April 30, 1997.

(3) Incorporated by reference to exhibit of same designation filed with the Registration Statement on Form N-1A for the Registrant on April 17, 1998.

(4) To be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policyowners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

          Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries. Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.


Item 25.  Indemnification

          Reference is made to the Registrant's By-Laws (Article VI) previously filed as Exhibit 2 to the Registrant's Registration Statement filed with the Securities and Exchange Commission.

          The Trustees and officers of the Registrant and the personnel of the Registrant's co-administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26.  Business and Other Connections of Investment Adviser

          Morgan, a registered investment adviser, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan manages employee benefit plans for corporations and unions. Morgan also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

          To the knowledge of the Registrant, none of the directors or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty, a New York trust company which is also a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) FDI (the "Distributor") is the principal underwriter of the Registrant's shares.

    FDI acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

    FDI. does not act as depositor or investment adviser to any of the investment companies.

    FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:          Marie E. Connolly
Executive Vice President:                                 Richard W. Ingram
Executive Vice President:                                 Donald R. Roberson
Executive Vice President:                                 William S. Nichols
Senior Vice President:                                    Michael S. Petrucelli
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                                Joseph F. Tower, III
Senior Vice President:                                    Paula R. David
Senior Vice President:                                    Allen B. Closser
Senior Vice President:                                    Bernard A. Whalen
Director:                                                 William J. Nutt

(c) Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as investment adviser).

         Morgan Guaranty Trust Company of New York, 60 Wall Street, New York, New York 10260-0060 or 522 Fifth Avenue, New York, NY 10035 (records relating to its functions as administrative services agent).

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as custodian and transfer and dividend disbursing agent).

         Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as co-administrator and distributor).

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the State of Massachusetts on the 22nd day of March, 1999.


                                         J.P. MORGAN SERIES TRUST II

                                      By: /s/Richard W. Ingram
                                          --------------------------
                                             Richard W. Ingram
                                             President and Treasurer



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of March, 1999.


                                          /s/RICHARD W. INGRAM
                                             Richard W. Ingram
                                             President and Treasurer
                                             (Principal Executive
                                             Financial and Accounting Officer)

JOHN N. BELL*                                Trustee
John N. Bell

JOHN R. RETTBERG*                            Trustee
John R. Rettberg

JOHN F. RUFFLE*                              Trustee
John F. Ruffle

KENNETH WHIPPLE, JR.*                        Trustee
Kenneth Whipple, Jr.


----------------------------
*By:     Richard W. Ingram
         Richard W. Ingram
         As attorney-in-fact pursuant to powers of attorney.